Related Party Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Key management compensation:
Executive salaries and remuneration (1)	[1]	$ 720	$ 460	$ 415
Severance				141
Directors fees		98	8	11
Share-based payments		351	245	153
Total Key management compensation		1,169	713	720
Legal fees (2)	[2]			59
Net office, sundry, rent and salary allocations recovered from (incurred to) company(ies) sharing certain common director(s) (3)	[3]	(16)	(41)	$ (38)
Net Balance Rreceivable Payable [Member]
Key management compensation:
Executive salaries and remuneration (1)	[1]
Severance
Directors fees		(2)	(1)
Share-based payments
Total Key management compensation		(2)	(1)
Legal fees (2)	[2]
Net office, sundry, rent and salary allocations recovered from (incurred to) company(ies) sharing certain common director(s) (3)	[3]	$ 1	$ (4)

[1]	Includes key management compensation which is included in employee and director remuneration, mineral property interests, and corporate development.
[2]	In 2015, legal fees which were included in general and administrative, share issuance expenses and corporate development were incurred to a law firm in which a senior officer was a partner. The senior officer resigned from the Company in December 2015.
[3]	The companies include Endeavour, AzMin and AzMet.